Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 904	$ 2,001	$ 5,295	$ 7,632
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	147	777	1,655	3,937
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	581	961	3,377	$ 3,695
Restructuring and Other Charges
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 176	$ 263	$ 263